Segment Information - Total Assets for Each Segment and Reconciling in Consolidated Financial Statements (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 3,021.3	$ 3,139.0	$ 2,831.2
Oral Technologies
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	2,501.9	2,589.6	2,604.4
Medication Delivery Solutions
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	281.4	251.7	267.4
Development and Clinical Services
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	638.5	671.5	162.8
Corporate and Eliminations
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	(400.5)	(373.8)	(269.6)
Assets Held-for-sale
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets			$ 66.2